Net Loss Per Share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share

9. Net loss per share

The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2019	2018
	(In thousands, except per share and share amounts)
Net loss	$(30,739)	$(15,311)
Net loss attributable to ordinary shareholders	$(30,739)	$(15,311)
Weighted average ordinary shares outstanding, basic and diluted	87,010,596	9,983,754
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.35)	$(1.53)

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all shares convertible into ordinary shares outstanding would have been anti-dilutive.

The following securities, presented based on amounts outstanding at each period end, are considered to be ordinary share equivalents, but were not included in the computation of diluted net loss per ordinary share because to do so would have been anti-dilutive:

	Three Months Ended March 31,
	2019	2018

Convertible preferred shares	—	33,771,172
Share options	11,148,997	6,065,263
Unvested performance-based restricted share units	573,672	—
	11,722,669	39,836,435